Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Material income and expense [abstract]
Income tax penalty imposed			$ 25
Property damages and natural disasters	$ 55	$ 56
Impairment losses of fixed assets	$ 64	23	49
Impairment losses of goodwill			$ 98
Losses in the valuation of assets held for sale		$ 22